PREFERRED SHARE DERIVATIVE INTEREST PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Preferred Share Derivative Interest Payable [Abstract]
Preferred Share Derivative Interest Payable [Text Block]
NOTE 8	-	PREFERRED SHARE DERIVATIVE INTEREST PAYABLE

Preferred share derivative interest payable as of the Current Balance Sheet Date consisted of the amount reported on the liability section of the balance sheet and titled “Preferred Share Derivative Interest Payable”. This amount was paid via the issuance of the Derivative Interest Liability Common Shares in January 2013.

NOTE 13 -	PREFERRED SHARE DERIVATIVE INTEREST PAYABLE

Preferred share derivative interest payable as of March 31, 2012 consisted of $70,965 in derivative interest accrued as of March 31, 2012. The full amount of derivative interest payable as of March 31, 2012 was paid via the issuance of 802,789 shares of Common Stock, in lieu of cash, in April 2012.

Preferred share derivative interest payable as of March 31, 2011 consisted of $282,680 in derivative interest accrued as of March 31, 2011. The full amount of derivative interest payable as of March 31, 2011 was paid via the issuance of 4,775,017 shares of Common Stock, in lieu of cash, in April 2011.